Mezzanine Equity - Additional Information (Detail) - USD ($) $ in Thousands	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiaries [Member]
Temporary Equity [Line Items]
Temporary equity shares issued		142,196,089	142,196,089
Subsidiaries [Member] | Consolidation, Eliminations [Member]
Temporary Equity [Line Items]
Temporary equity shares issued		80,340,268	80,340,268
TTP Member [Member]
Temporary Equity [Line Items]
Percentage of voting interests acquired		51.00%
Subsequent Event [Member]
Temporary Equity [Line Items]
Preferred stock, redemption amount	$ 20,590